CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 69,994	$ 42,008	$ 129,888
Accounts Receivable	0	0	982
Total Current Assets	69,994	42,008	130,870
Other Assets
Available For Sale Securities	22,500	12,550	0
Prepaid Expenses	55,000	0	0
Certificates of Deposit	172,619	172,499	171,875
Deferred Financing Costs, net	8,126	14,471	0
Goodwill	0	0	5,341
Mining Claims – Unproved	1,797,488	1,797,488	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	611,152	635,212	733,885
Other Assets	0	0	4,000
Reclamation Bond – Fraser River	2,000	2,000	0
Total Other Assets	2,668,885	2,634,220	2,712,665
TOTAL ASSETS	2,738,879	2,676,228	2,843,535
Current Liabilities
Accounts Payable	58,256	56,617	5,942
Accrued Expenses - Related Party	933,474	884,474	784,474
Accrued Expenses – Ruby Mine	5,906	12,250	0
Accrued Interest	49,776	41,363	0
Convertible notes payable (net of discounts of $62,242, $166,307 and $0, respectively)	238,472	608,193	25,000
Deferred Gain	0	9,835	0
Derivative Liability	671,791	496,827	0
Note Payable – Ruby Mine Mortgage	1,128,112	1,774,822	1,889,185
Note Payable (net of discounts of $0, $0 and $20,568, respectively)	0	0	4,432
Total Current Liabilities	3,085,787	3,884,381	2,709,033
Long-Term Liabilities
Convertible notes payable (net of discounts of $45,457, $0 and $0, respectively)	415,640	0	0
Note Payable – Ruby Mine Mortgage	789,938	0	0
Asset Retirement Obligation	5,660	5,584	5,147
Total Long-Term Liabilities	1,211,238	5,584	5,147
Total Liabilities	4,297,025	3,889,965	2,714,180
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 107,714,311, 102,002,731 and 97,664,462 shares issued and outstanding at March 31, 2013, December 31, 2012 and December 31, 2011, respectively	107,714	102,003	97,664
Additional Paid-In Capital	12,398,959	12,168,608	11,358,733
Stock Payable	0	0	25,000
Accumulated Other Comprehensive Income/(Loss)	(2,550)	(12,500)
Deficit Accumulated During Exploration Stage	(14,066,269)	(13,475,848)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(1,558,146)	(1,213,737)	129,355
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	2,738,879	2,676,228	2,843,535
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	0	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	4,000	4,000	4,000
Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	$ 0	$ 0	$ 100